Non-controlling interests (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Barclays Bank PLC [member]
Percentage of Equity	11.00%	11.00%
Significant restrictions to access assets	Barclays Bank PLC also has in issue preference shares which are non-controlling interests to the Group. Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.
Barclay's Africa Banking Group Limited [member]
Proportion of ownership interest in subsidiary	14.90%	50.10%